Long-term debt - Summary (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Long-term debt.
Total long-term debt	R 102,645	R 117,031		R 124,068
Short-term portion	(14,091)	(13,160)
Long-term debt	R 88,554	R 103,871	[1]

[1]	Prior year numbers have been reclassified on adoption of the amendments to IAS 1, refer note 1.